Debt (Narrative) (Details)	0 Months Ended	1 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended
	Mar. 10, 2010 USD ($)	Nov. 30, 2010	Mar. 31, 2010 USD ($)	Jan. 01, 2011 USD ($)	Dec. 31, 2011 USD ($)	Nov. 08, 2010 USD ($)	Mar. 10, 2010 Senior Notes Due 2013 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2013 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2013 [Member] USD ($)	Jul. 28, 2009 Senior Notes Due 2014 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2014 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2014 [Member] USD ($)	Nov. 30, 2010 Senior Notes Due 2016 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2016 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2016 [Member] USD ($)	Jul. 28, 2009 Senior Notes Due 2019 [Member] USD ($)	Dec. 31, 2011 Senior Notes Due 2019 [Member] USD ($)	Jan. 01, 2011 Senior Notes Due 2019 [Member] USD ($)	Apr. 28, 2010 Yen Denominated Senior Note 1.58% [Member] JPY (¥)	Oct. 01, 2011 Yen Denominated Senior Note 1.58% [Member]	Dec. 31, 2011 Yen Denominated Senior Note 1.58% [Member] USD ($)	Jan. 01, 2011 Yen Denominated Senior Note 1.58% [Member] USD ($)	Apr. 28, 2010 Yen Denominated Senior Note 2.04% [Member] JPY (¥)	Oct. 01, 2011 Yen Denominated Senior Note 2.04% [Member]	Dec. 31, 2011 Yen Denominated Senior Note 2.04% [Member] USD ($)	Jan. 01, 2011 Yen Denominated Senior Note 2.04% [Member] USD ($)	Dec. 31, 2011 Yen Denominated Senior Note 1.02% [Member]	Dec. 31, 2011 Yen Denominated Term Loan Due 2011 [Member]	Jan. 01, 2011 Yen Denominated Term Loan Due 2011 [Member] USD ($)	Dec. 31, 2011 Yen Denominated Credit Facilities Due 2012 [Member] USD ($)	Dec. 31, 2011 Yen Denominated Credit Facilities [Member] USD ($)	Mar. 31, 2011 Yen Denominated Credit Facilities [Member] JPY (¥)	Dec. 31, 2011 Commercial Paper Borrowing [Member] USD ($)	Jan. 01, 2011 Commercial Paper Borrowing [Member] USD ($)	Dec. 31, 2011 Credit Facility [Member]	Dec. 31, 2010 Credit Facility [Member] USD ($)	Mar. 31, 2011 Yen Denominated Credit Facility 1 [Member]	Mar. 31, 2011 Yen Denominated Credit Facility 2 [Member]
Debt Instrument [Line Items]
Total debt				$ 2,511,603,000	$ 2,796,672,000			$ 460,829,000	$ 467,168,000		$ 699,460,000	$ 699,248,000		$ 517,710,000	$ 489,496,000		$ 495,198,000	$ 494,563,000			$ 104,446,000	$ 99,737,000			$ 163,632,000	$ 156,254,000			$ 79,637,000	$ 83,397,000			$ 272,000,000	$ 25,500,000
Expected minimum principal payments in 2012					83,400,000
Expected minimum principal payments in 2013					450,000,000
Expected minimum principal payments in 2014					700,000,000
Expected minimum principal payments in 2015					272,000,000
Expected minimum principal payments in 2016					500,000,000
Expected minimum principal payments thereafter					768,100,000
Issued principal amount							450,000,000			700,000,000			500,000,000			500,000,000			8,100,000,000		104,400,000	99,700,000	12,800,000,000		163,600,000	156,300,000
Debt instrument, due date								September 2013			July 2014			January 2016			July 2019			April 28, 2017	2017			April 28, 2020	2020			2011		2012
Debt instrument term, years							3			5			5			10			7				10
Debt instrument, stated percentage rate								2.20%			3.75%			2.50%			4.875%				1.58%				2.04%		1.02%
Debt instrument, effective percentage rate							2.23%			3.78%			2.54%			5.04%
Interest rate swap term, years	3	5	3
Notional amount interest rate swap designated as a fair value hedge	450,000,000		450,000,000		500,000,000
Proceeds from termination of interest rate swap						19,300,000
Net average interest rate	0.80%
Outstanding balance under yen denominated credit facilities																															83,400,000	6,500,000,000
Maximum borrowing capacity																																11,250,000,000
Incremental interest rate above Yen LIBOR																																					0.25%	0.275%
Unused borrowing capacity																																				1,500,000,000
Incremental interest rate % above LIBOR																																				0.875%
Maximum days commercial paper program provides for the issuance of short-term, unsecured commercial paper				270
Weighted average effective interest rate																																	0.25%
Credit facility expiration date																																			February 2015
Fair value of interest rate swap					$ 18,100,000